Unaudited Condensed Consolidated Statements of Shareholders’ Equity - BRL (R$) R$ in Thousands	Share Capital	Capital Reserves	Accumulated Losses	Attributable to owners of the parent	Non-controlling interests	OCI	Total
Balances at Dec. 31, 2022	R$ 40,404	R$ 54,632	R$ (193,850)	R$ (98,814)	R$ 3,853		R$ (94,961)
Capital increase	61			61			61
Subscription rights	(3,000)	26,556		23,556			23,556
Provision for share-based payment		4,579		4,579			4,579
Initial recognition of non-controlling interest		(202)	788	586	706		1,292
Distributions to non-controlling interest					(4,940)		(4,940)
Net income			(39,814)	(39,814)	3,559		(36,255)
Balance at Jun. 30, 2023	37,465	85,565	(232,876)	(109,846)	3,178		(106,668)
Balances at Dec. 31, 2022	40,404	54,632	(193,850)	(98,814)	3,853		(94,961)
Balance at Dec. 31, 2023	260,685	127,932	(446,575)	(57,958)	4,329		(53,629)
Capital increase	10,645			10,645			10,645
Provision for share-based payment		641		641			641
Other Comprehensive Income			1,423			(1,423)
Distributions to non-controlling interest					(1,228)		(1,228)
Net income			(37,353)	(37,353)	4,150		(33,203)
Balance at Jun. 30, 2024	R$ 271,330	R$ 128,573	R$ (482,505)	R$ (84,025)	R$ 7,251	R$ (1,423)	R$ (76,774)